Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	$ 49,292	$ 54,805
Restricted cash	7,366	6,840
Accounts receivable, net	20,933	14,202
Due from related parties, short term	25,047	17,837
Prepaid expenses and other current assets	4,644	3,665
Total current assets	107,282	97,349
Vessels, net	1,306,923	1,441,635
Goodwill	1,579	1,579
Other long-term assets	900	1,920
Deferred dry dock and special survey costs, net	10,172	10,326
Investment in affiliates	196,695	204,808
Due from related parties, long-term	80,068	16,474
Total non-current assets	1,596,337	1,676,742
Total assets	1,703,619	1,774,091
Current liabilities
Accounts payable	4,855	2,753
Accrued expenses	11,047	9,802
Deferred revenue	8,519	7,600
Current portion of long-term debt, net of deferred finance costs	55,000	62,643
Total current liabilities	79,421	82,798
Long-term debt, net of current portion, premium and net of deferred finance costs	1,040,938	1,134,940
Deferred gain on sale of assets	7,829	8,982
Total non-current liabilities	1,048,767	1,143,922
Total liabilities	1,128,188	1,226,720
Commitments and contingencies	0
Puttable common stock 250,000 and 650,000 shares issued and outstanding with $2,500 and $6,500 redemption amount as of December 31, 2016 and December 31, 2015, respectively	2,500	6,500
Stockholders' equity
Preferred stock, $0.0001 par value; 10,000,000 shares authorized; 1,000 series C shares and 4,000 series A and C shares issued and outstanding as of December 31, 2016 and December 31, 2015, respectively	0	0
Common stock, $0.0001 par value; 250,000,000 shares authorized; 150,582,990 and 149,782,990 issued and outstanding as of December 31, 2016 and December 31, 2015, respectively	15	15
Additional paid-in capital	541,720	540,856
Retained Earnings	31,196	0
Total stockholders' equity	572,931	540,871
Total liabilities and stockholders' equity	$ 1,703,619	$ 1,774,091